Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Foreign exchange rate valuation (gain) loss	$ (188)	$ 161	$ (101)
Pension and Retirement Plans | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	5,084	4,028	4,199
Current Service Cost	284	235	233
Effect of curtailment	(50)	(108)	(144)
Interest expense	419	361	346
Actuarial (gains) or losses	492	726	(214)
Foreign exchange rate valuation (gain) loss	(177)	203	(151)
Benefits paid	(534)	(462)	(378)
Past service cost	39	101	137
Recovery of insured benefits	19	0	0
Balance at end of year	5,576	5,084	4,028
Seniority premiums | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,338	958	926
Current Service Cost	137	96	87
Effect of curtailment	(10)	(8)	(14)
Interest expense	134	97	88
Actuarial (gains) or losses	268	339	29
Benefits paid	(271)	(183)	(166)
Past service cost	3	39	8
Plan ammendments	133	0	0
Balance at end of year	$ 1,732	$ 1,338	$ 958